Income Taxes - Additional Information (Details) - Blade Urban Air Mobility [Member] $ in Thousands	Sep. 30, 2020 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 34,200
State Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	32,500
Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 12,800